Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2016
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners
Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners for the Real Property Account by product for the years ended December 31, 2016, 2015 and 2014 were as follows:

December 31, 2016	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,338,494	$169,976	$—	$—	$2,508,470
Policy loans	(944,232)	(46,919)	—	(17,701)	(1,008,852)
Policy loan repayments and interest	1,661,227	64,768	—	56,677	1,782,672
Surrenders, withdrawals and death benefits	(3,129,243)	(215,582)	(15,032)	(377,463)	(3,737,320)
Net transfers from/(to) other subaccounts or fixed rate option	(653,809)	(118,820)	—	(1,818)	(774,447)
Administrative and other charges	(1,860,803)	(172,386)	—	(12,216)	(2,045,405)
	$(2,588,366)	$(318,963)	$(15,032)	$(352,521)	$(3,274,882)

December 31, 2015	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,378,436	$179,650	$—	$—	$2,558,086
Policy loans	(1,049,046)	(54,592)	—	(32,732)	(1,136,370)
Policy loan repayments and interest	1,906,719	85,486	—	155,308	2,147,513
Surrenders, withdrawals and death benefits	(3,459,721)	(246,562)	(3,818)	(341,541)	(4,051,642)
Net transfers from/(to) other subaccounts or fixed rate option	(301,500)	(19,143)	—	387	(320,256)
Administrative and other charges	(1,801,533)	(170,547)	—	(14,010)	(1,986,090)
	$(2,326,645)	$(225,708)	$(3,818)	$(232,588)	$(2,788,759)

December 31, 2014	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,337,323	$188,174	$—	$—	$2,525,497
Policy loans	(977,555)	(61,239)	—	(52,460)	(1,091,254)
Policy loan repayments and interest	1,799,917	130,567	—	37,903	1,968,387
Surrenders, withdrawals and death benefits	(2,901,725)	(257,524)	(6,537)	(123,826)	(3,289,612)
Net transfers from/(to) other subaccounts or fixed rate option	(818,189)	(34,163)	—	37,970	(814,382)
Administrative and other charges	(1,784,351)	(164,272)	—	(14,777)	(1,963,400)
	$(2,344,580)	$(198,457)	$(6,537)	$(115,190)	$(2,664,764)